IFRS 7 - Disclosure - Liquidity Risk - Summary of Remaining Contractual Maturity (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Oct. 31, 2019	Sep. 30, 2019	Jul. 31, 2019	May 01, 2019	Nov. 01, 2018
Assets
Cash and due from banks	$ 5,410		$ 5,297	$ 4,863		$ 5,012	$ 5,009	$ 4,735
Interest-bearing deposits with banks	161,519			25,583
Trading loans, securities, and other	144,771			146,000
Non-trading financial assets at fair value through profit or loss	10,675			6,503
Derivatives	77,320			48,894
Financial assets designated at fair value through profit or loss	6,385			4,040
Financial assets at fair value through other comprehensive income	117,457			111,104
Debt securities at amortized cost, net of allowance for credit losses	200,111			130,497
Securities purchased under reverse repurchase agreements	159,672			165,935
Loans
Residential mortgages	246,137			235,640
Consumer instalment and other personal	182,394			180,334
Credit card	32,640			36,564
Business and government	268,409			236,517
Total loans	729,580			689,055
Allowance for loan losses	(8,133)			(4,447)
Loans, net of allowance for loan losses	721,447			684,608
Customers' liability under acceptances	13,394			13,494
Goodwill	17,229			16,976				$ 16,536
Other intangibles	2,232			2,503
Land, buildings, equipment, and other depreciable assets	9,625			5,513
Deferred tax assets	1,956			1,799
Amounts receivable from brokers, dealers, and clients	20,225			20,575
Other assets	17,863			17,087
Total assets	1,697,305			1,415,290		1,405,442
LIABILITIES
Trading deposits	22,118			26,885
Derivatives	80,685			50,051
Securitization liabilities at fair value	13,402			13,058
Financial liabilities designated at fair value through profit or loss	100,339			105,131
Deposits
Personal	609,798			503,430
Banks	20,171			16,751
Business and government	461,309			366,796
Total deposits	1,091,278			886,977
Acceptances	13,394			13,494
Obligations related to securities sold short	33,783			29,656
Obligations related to securities sold under repurchase agreements	171,881			125,856
Securitization liabilities at amortized cost	15,093			14,086
Amounts payable to brokers, dealers, and clients	17,672			23,746
Insurance-related liabilities	7,601			6,920
Other liabilities	25,116			21,004
Subordinated notes and debentures	12,477			10,725
Equity	92,466			87,701		$ 86,382
Total liabilities and equity	1,697,305	$ 72,858		1,415,290	$ 57,671
Off-balance sheet commitments
Total off-balance sheet commitments	263,509			244,633
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	256,935			230,640
Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				7,621
Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				3,172
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,086			3,200
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,488
TD Ameritrade [member]
Loans
Investment in TD Ameritrade	10,014			9,316
Other assets		40,936			27,303
Total assets		72,858			57,671
Deposits
Other liabilities		7,406			6,205
Equity		$ 12,816			$ 11,459
Not later than one month [member]
Assets
Cash and due from banks	5,402			4,857
Interest-bearing deposits with banks	158,380			23,412
Trading loans, securities, and other	1,377			1,197
Non-trading financial assets at fair value through profit or loss	1,165			147
Derivatives	12,475			5,786
Financial assets designated at fair value through profit or loss	261			195
Financial assets at fair value through other comprehensive income	6,013			1,431
Debt securities at amortized cost, net of allowance for credit losses	8,326			1,878
Securities purchased under reverse repurchase agreements	93,757			98,904
Loans
Residential mortgages	1,281			2,006
Consumer instalment and other personal	819			850
Business and government	33,254			29,460
Total loans	35,354			32,316
Loans, net of allowance for loan losses	35,354			32,316
Customers' liability under acceptances	8,241			11,127
Land, buildings, equipment, and other depreciable assets	3
Amounts receivable from brokers, dealers, and clients	20,225			20,575
Other assets	3,030			2,548
Total assets	354,009			204,373
LIABILITIES
Trading deposits	2,292			5,837
Derivatives	15,193			7,180
Financial liabilities designated at fair value through profit or loss	27,935			22,193
Deposits
Personal	5,907			5,218
Banks	7,918			6,771
Business and government	24,181			18,576
Total deposits	38,006			30,565
Acceptances	8,241			11,127
Obligations related to securities sold short	1,824			384
Obligations related to securities sold under repurchase agreements	106,738			101,856
Amounts payable to brokers, dealers, and clients	17,672			23,746
Insurance-related liabilities	219			190
Other liabilities	2,602			2,845
Total liabilities and equity	220,722			205,923
Off-balance sheet commitments
Total off-balance sheet commitments	20,112			19,960
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	20,038			19,388
Not later than one month [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				82
Not later than one month [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				82
Not later than one month [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				408
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	74
Over 1 month to 3 months [member]
Assets
Cash and due from banks	8			6
Interest-bearing deposits with banks	634			1,137
Trading loans, securities, and other	8,107			3,990
Non-trading financial assets at fair value through profit or loss	650			2
Derivatives	9,520			8,472
Financial assets designated at fair value through profit or loss	1,953			696
Financial assets at fair value through other comprehensive income	7,272			3,818
Debt securities at amortized cost, net of allowance for credit losses	9,403			5,233
Securities purchased under reverse repurchase agreements	33,297			34,839
Loans
Residential mortgages	5,477			5,595
Consumer instalment and other personal	1,576			1,819
Business and government	6,779			5,573
Total loans	13,832			12,987
Loans, net of allowance for loan losses	13,832			12,987
Customers' liability under acceptances	4,993			2,211
Land, buildings, equipment, and other depreciable assets	6
Other assets	672			1,391
Total assets	90,347			74,782
LIABILITIES
Trading deposits	3,561			3,025
Derivatives	9,931			7,968
Securitization liabilities at fair value	386			668
Financial liabilities designated at fair value through profit or loss	27,333			25,370
Deposits
Personal	9,064			8,990
Banks	2,187			1,459
Business and government	21,535			10,049
Total deposits	32,786			20,498
Acceptances	4,993			2,211
Obligations related to securities sold short	1,047			654
Obligations related to securities sold under repurchase agreements	24,762			20,224
Securitization liabilities at amortized cost	346			513
Insurance-related liabilities	348			315
Other liabilities	999			3,142
Total liabilities and equity	106,492			84,588
Off-balance sheet commitments
Total off-balance sheet commitments	26,247			22,792
Over 1 month to 3 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	23,984			21,652
Over 1 month to 3 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				165
Over 1 month to 3 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				182
Over 1 month to 3 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	2,157			793
Over 1 month to 3 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	106
Over 3 months to 6 months [member]
Assets
Interest-bearing deposits with banks	93			77
Trading loans, securities, and other	5,912			3,916
Non-trading financial assets at fair value through profit or loss	635			37
Derivatives	6,457			3,255
Financial assets designated at fair value through profit or loss	788			156
Financial assets at fair value through other comprehensive income	5,142			4,161
Debt securities at amortized cost, net of allowance for credit losses	11,378			2,254
Securities purchased under reverse repurchase agreements	10,924			24,000
Loans
Residential mortgages	8,473			8,013
Consumer instalment and other personal	3,164			3,170
Business and government	9,210			7,970
Total loans	20,847			19,153
Loans, net of allowance for loan losses	20,847			19,153
Customers' liability under acceptances	130			152
Land, buildings, equipment, and other depreciable assets	9
Other assets	388			2,830
Total assets	62,703			59,991
LIABILITIES
Trading deposits	3,505			4,166
Derivatives	6,613			3,603
Securitization liabilities at fair value	559			412
Financial liabilities designated at fair value through profit or loss	14,147			15,799
Deposits
Personal	8,945			9,459
Banks	959			150
Business and government	13,826			7,569
Total deposits	23,730			17,178
Acceptances	130			152
Obligations related to securities sold short	1,399			398
Obligations related to securities sold under repurchase agreements	3,579			2,993
Securitization liabilities at amortized cost	1,053			1,274
Insurance-related liabilities	413			388
Other liabilities	3,159			1,334
Total liabilities and equity	58,287			47,697
Off-balance sheet commitments
Total off-balance sheet commitments	19,749			20,186
Over 3 months to 6 months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	19,299			18,391
Over 3 months to 6 months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				250
Over 3 months to 6 months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				185
Over 3 months to 6 months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	240			1,360
Over 3 months to 6 months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	210
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	9,378			3,171
Non-trading financial assets at fair value through profit or loss	2,898			668
Derivatives	4,236			2,109
Financial assets designated at fair value through profit or loss	285			82
Financial assets at fair value through other comprehensive income	7,612			6,339
Debt securities at amortized cost, net of allowance for credit losses	2,505			1,050
Securities purchased under reverse repurchase agreements	12,309			6,331
Loans
Residential mortgages	7,820			9,832
Consumer instalment and other personal	4,286			3,620
Business and government	9,760			9,496
Total loans	21,866			22,948
Loans, net of allowance for loan losses	21,866			22,948
Customers' liability under acceptances	28			4
Land, buildings, equipment, and other depreciable assets	9
Other assets	2,635			168
Total assets	63,761			42,870
LIABILITIES
Trading deposits	1,046			2,606
Derivatives	3,775			2,062
Securitization liabilities at fair value	135			494
Financial liabilities designated at fair value through profit or loss	12,636			20,496
Deposits
Personal	8,142			7,691
Banks	69			1
Business and government	16,296			10,482
Total deposits	24,507			18,174
Acceptances	28			4
Obligations related to securities sold short	886			819
Obligations related to securities sold under repurchase agreements	25,683			694
Securitization liabilities at amortized cost	225			355
Insurance-related liabilities	343			330
Other liabilities	1,515			1,293
Total liabilities and equity	70,779			47,327
Off-balance sheet commitments
Total off-balance sheet commitments	25,239			14,451
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	24,798			13,537
Later than six months and not later than nine months [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				247
Later than six months and not later than nine months [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				206
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	274			461
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	167
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	7,889			2,873
Non-trading financial assets at fair value through profit or loss	152			314
Derivatives	2,962			2,222
Financial assets designated at fair value through profit or loss	243			83
Financial assets at fair value through other comprehensive income	6,271			6,426
Debt securities at amortized cost, net of allowance for credit losses	5,761			764
Securities purchased under reverse repurchase agreements	9,030			1,765
Loans
Residential mortgages	10,408			11,719
Consumer instalment and other personal	4,723			3,544
Business and government	11,730			8,830
Total loans	26,861			24,093
Loans, net of allowance for loan losses	26,861			24,093
Customers' liability under acceptances	2
Land, buildings, equipment, and other depreciable assets	7
Other assets	175			103
Total assets	59,353			38,643
LIABILITIES
Trading deposits	2,873			3,185
Derivatives	2,083			1,763
Securitization liabilities at fair value	658			387
Financial liabilities designated at fair value through profit or loss	14,736			20,907
Deposits
Personal	9,858			7,583
Banks	1			6
Business and government	12,195			10,670
Total deposits	22,054			18,259
Acceptances	2
Obligations related to securities sold short	736			1,171
Obligations related to securities sold under repurchase agreements	1,748			30
Securitization liabilities at amortized cost	418			342
Insurance-related liabilities	327			318
Other liabilities	364			641
Total liabilities and equity	45,999			47,003
Off-balance sheet commitments
Total off-balance sheet commitments	18,912			12,552
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	18,322			12,034
Later than nine months and not later than one year [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				244
Later than nine months and not later than one year [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				177
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	415			97
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	175
Over 1 year to 2 years [member]
Assets
Trading loans, securities, and other	12,063			15,672
Non-trading financial assets at fair value through profit or loss	1,374			1,301
Derivatives	8,348			5,610
Financial assets designated at fair value through profit or loss	489			404
Financial assets at fair value through other comprehensive income	28,188			18,205
Debt securities at amortized cost, net of allowance for credit losses	10,990			8,791
Securities purchased under reverse repurchase agreements	23			44
Loans
Residential mortgages	36,736			34,029
Consumer instalment and other personal	16,528			17,256
Business and government	33,367			21,078
Total loans	86,631			72,363
Loans, net of allowance for loan losses	86,631			72,363
Land, buildings, equipment, and other depreciable assets	97
Other assets	204			169
Total assets	148,407			122,559
LIABILITIES
Trading deposits	3,780			2,430
Derivatives	7,460			5,546
Securitization liabilities at fair value	2,554			1,656
Financial liabilities designated at fair value through profit or loss	3,531			356
Deposits
Personal	10,068			9,374
Banks	1
Business and government	19,889			34,130
Total deposits	29,958			43,504
Obligations related to securities sold short	2,520			3,351
Obligations related to securities sold under repurchase agreements	9,371			47
Securitization liabilities at amortized cost	1,642			2,098
Insurance-related liabilities	1,035			940
Other liabilities	1,537			3,339
Total liabilities and equity	63,388			63,267
Off-balance sheet commitments
Total off-balance sheet commitments	41,411			28,977
Over 1 year to 2 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	40,749			27,207
Over 1 year to 2 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				936
Over 1 year to 2 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				753
Over 1 year to 2 years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				81
Over 1 year to 2 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	662
Over 2 years to 5 years [member]
Assets
Trading loans, securities, and other	22,509			25,939
Non-trading financial assets at fair value through profit or loss	1,808			1,803
Derivatives	13,328			8,652
Financial assets designated at fair value through profit or loss	1,771			1,725
Financial assets at fair value through other comprehensive income	24,893			40,289
Debt securities at amortized cost, net of allowance for credit losses	62,275			45,127
Securities purchased under reverse repurchase agreements	306			52
Loans
Residential mortgages	132,275			101,591
Consumer instalment and other personal	58,822			61,736
Business and government	78,384			71,071
Total loans	269,481			234,398
Loans, net of allowance for loan losses	269,481			234,398
Land, buildings, equipment, and other depreciable assets	506
Other assets	207			157
Total assets	397,084			358,142
LIABILITIES
Trading deposits	3,702			4,014
Derivatives	16,365			8,148
Securitization liabilities at fair value	6,970			7,499
Financial liabilities designated at fair value through profit or loss	2			1
Deposits
Personal	8,448			9,670
Banks	3			3
Business and government	49,483			46,188
Total deposits	57,934			55,861
Obligations related to securities sold short	11,439			9,882
Obligations related to securities sold under repurchase agreements				12
Securitization liabilities at amortized cost	7,592			6,586
Insurance-related liabilities	1,758			1,612
Other liabilities	2,141			1,663
Total liabilities and equity	107,903			95,278
Off-balance sheet commitments
Total off-balance sheet commitments	104,876			114,644
Over 2 years to 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	104,026			111,281
Over 2 years to 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				2,332
Over 2 years to 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				1,031
Over 2 years to 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	850
Over 5 years [member]
Assets
Trading loans, securities, and other	21,807			19,014
Non-trading financial assets at fair value through profit or loss	1,207			1,488
Derivatives	19,994			12,788
Financial assets designated at fair value through profit or loss	595			699
Financial assets at fair value through other comprehensive income	29,451			28,594
Debt securities at amortized cost, net of allowance for credit losses	89,475			65,401
Securities purchased under reverse repurchase agreements	26
Loans
Residential mortgages	43,667			62,855
Consumer instalment and other personal	28,369			28,236
Business and government	65,767			61,266
Total loans	137,803			152,357
Loans, net of allowance for loan losses	137,803			152,357
Land, buildings, equipment, and other depreciable assets	3,703
Other assets	266			97
Total assets	304,327			280,438
LIABILITIES
Trading deposits	1,359			1,622
Derivatives	19,265			13,781
Securitization liabilities at fair value	2,140			1,942
Financial liabilities designated at fair value through profit or loss	19			9
Deposits
Personal	35			21
Banks	7			7
Business and government	3,678			7,594
Total deposits	3,720			7,622
Obligations related to securities sold short	12,586			12,115
Securitization liabilities at amortized cost	3,817			2,918
Insurance-related liabilities	1,040			874
Other liabilities	4,754			138
Subordinated notes and debentures	12,477			10,725
Total liabilities and equity	61,177			51,746
Off-balance sheet commitments
Total off-balance sheet commitments	5,647			9,777
Over 5 years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	4,403			5,856
Over 5 years [member] | Operating lease commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments				3,365
Over 5 years [member] | Other purchase obligations [member]
Off-balance sheet commitments
Total off-balance sheet commitments				556
Over 5 years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,244
No specific maturity [member]
Assets
Interest-bearing deposits with banks	2,412			957
Trading loans, securities, and other	55,729			70,228
Non-trading financial assets at fair value through profit or loss	786			743
Financial assets at fair value through other comprehensive income	2,615			1,841
Debt securities at amortized cost, net of allowance for credit losses	(2)			(1)
Loans
Consumer instalment and other personal	64,107			60,103
Credit card	32,640			36,564
Business and government	20,158			21,773
Total loans	116,905			118,440
Allowance for loan losses	(8,133)			(4,447)
Loans, net of allowance for loan losses	108,772			113,993
Goodwill	17,229			16,976
Other intangibles	2,232			2,503
Land, buildings, equipment, and other depreciable assets	5,285			5,513
Deferred tax assets	1,956			1,799
Other assets	10,286			9,624
Total assets	217,314			233,492
Deposits
Personal	549,331			445,424
Banks	9,026			8,354
Business and government	300,226			221,538
Total deposits	858,583			675,316
Obligations related to securities sold short	1,346			882
Insurance-related liabilities	2,118			1,953
Other liabilities	8,045			6,609
Equity	92,466			87,701
Total liabilities and equity	962,558			772,461
Off-balance sheet commitments
Total off-balance sheet commitments	1,316			1,294
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,316			1,294
No specific maturity [member] | TD Ameritrade [member]
Loans
Investment in TD Ameritrade	$ 10,014			$ 9,316